Segmented Information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segmented Information
SEGMENTED INFORMATION
The Company has two reportable operating segments for the year-ended December 31, 2017: the Arab Republic of Egypt and Canada. The Company, through its operating segments, is engaged primarily in oil exploration, development and production and the acquisition of oil and gas properties.
In presenting information on the basis of operating segments, segment revenue is based on the geographical location of assets which is also consistent with the location of the segment customers. Segmented assets are also based on the geographical location of the assets. There are no inter-segment sales.
TransGlobe's management regularly reviews funds flow from operations generated by each of TransGlobe's operating segments. Funds flow from operations is a measure of profit or loss that provides the management with the ability to assess the operating segments’ profitability and, correspondingly, the ability of each operating segment to sustaining capital, future growth through capital investment, and to repay debt.
The accounting policies of the operating segments are the same as the Company’s accounting policies.

	Egypt		Canada		Corporate		Total
(000s)	2017	2016	2017	2016	2017	2016	2017	2016
Revenue
Oil sales, net of royalties	$130,987	$62,634	$17,477	$500	$—	$—	$148,464	$63,134
Finance revenue	33	102	—	—	75	571	108	673
Total segmented revenue	131,020	62,736	17,477	500	75	571	148,572	63,807

Segmented expenses
Production and operating	44,705	40,054	5,507	269	—	—	50,212	40,323
Transportation	—	—	793	12	—	—	793	12
Selling costs	2,495	875	—	—	—	—	2,495	875
G&A	5,782	7,060	1,147	—	8,324	10,495	15,253	17,555
Stock-based compensation	—	—	—	—	(1,478)	(2,418)	(1,478)	(2,418)
Lease inducement	—	—	—	—	91	95	91	95
Settlement of ARO	—	—	695	—	—	—	695	—
Realized foreign exchange loss	—	—	—	—	194	3,607	194	3,607
Unrealized foreign exchange loss	—	—	—	—	35	(4,292)	35	(4,292)
Realized loss on financial instruments	2,935	956	(64)	—	—	—	2,871	956
Income tax expense	21,819	12,446	—	—	—	—	21,819	12,446
Income taxes - deferred	—	3,009	—	—	—	—	—	3,009
Segmented funds flow from operations	$53,284	$(1,664)	$9,399	$219	$(7,091)	$(6,916)	$55,592	$(8,361)

Capital expenditures
Exploration and development	$31,151	$26,658	$6,967	$—	$—	$—	$38,118	$26,658
Property acquisition	—	—	—	59,475	—	—	—	59,475
Corporate	—	—	—	—	41	—	41	—
Total capital expenditures							$38,159	$86,133

Reconciliation of funds flow from operations to net loss:

(000's)	December 31, 2017	December 31, 2016
Funds flow from operations	$55,592	$(8,361)
Depletion, depreciation and amortization	(40,036)	(29,177)
Accretion	(256)	—
Deferred lease inducement	91	95
Impairment of exploration and evaluation assets	(79,025)	(33,426)
Stock-based compensation	(1,478)	(2,418)
Finance costs	(6,233)	(6,068)
Income tax expense	(21,819)	(12,446)
Loss on financial instruments	(8,121)	(7,027)
Unrealized (gain) loss on foreign currency translation	35	(4,292)
Asset retirement obligations settled	695	—
Income taxes paid	21,819	15,455
Net loss	$(78,736)	$(87,665)

The carrying amounts of reportable segment assets and liabilities are as follows:

December 31, 2017
(000s)	Egypt	Canada	Total
Assets
Accounts receivable	$14,956	$2,684	$17,640
Intangible exploration and evaluation assets	41,478	—	41,478
Property and equipment
Petroleum properties	127,363	73,618	200,981
Other assets	2,381	27	2,408
Other	49,769	3,467	53,236
Segmented assets	235,947	79,796	315,743
Non-segmented assets			11,959
Total assets			$327,702

Liabilities
Accounts payable and accrued liabilities	$17,035	$4,004	$21,039
Derivative commodity contracts	7,813	157	7,970
Long-term debt	58,792	11,207	69,999
Asset retirement obligation	—	12,332	12,332
Segmented liabilities	83,640	27,700	111,340
Non-segmented liabilities			6,355
Total liabilities			$117,695

December 31, 2016
(000s)	Egypt	Canada		Total
Assets
Accounts receivable	$13,778	$620		$14,398
Intangible exploration and evaluation assets	105,869	—	122,020	105,869
Property and equipment
Petroleum properties	138,757	71,270		210,027
Other assets	2,785	—		2,785
Other	21,977	—		21,977
Segmented assets	283,166	71,890		355,056
Non-segmented assets				51,086
Total assets				$406,142

Liabilities
Accounts payable and accrued liabilities	$14,005	432		14,437
Current and long-term note payable		11,162		11,162
Asset retirement obligation	—	12,099		12,099
Segmented liabilities	14,005	23,693		37,698
Non-segmented liabilities				83,128
Total liabilities				$120,826